Expense Example - Allspring Government MoneyMarket Funds - 100% Treasury Money Market Fund - Token	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	114
Expense Example, with Redemption, 10 Years	$ 264